Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential World Fund, Inc.
Entity Central Index Key	0000741350
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Emerging Markets Equity Opportunities Fund
Class Name	Class A
Trading Symbol	PDEAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class A	$63	1.30%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%
Net Assets	$ 614,002,216
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 614,002,216
Number of fund holdings	40
Portfolio turnover rate for the period	67%

Holdings [Text Block]
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Banks	13.4%
Interactive Media & Services	12.5%
Affiliated Mutual Fund - Short-Term Investment (11.1% represents investments purchased with collateral from securities on loan)	11.9%
Semiconductors & Semiconductor Equipment	9.9%
Hotels, Restaurants & Leisure	8.7%
Automobiles	7.8%
Capital Markets	7.7%
Aerospace & Defense	5.7%
Broadline Retail	5.5%
Textiles, Apparel & Luxury Goods	5.0%
Technology Hardware, Storage & Peripherals	4.9%
Industry Classification	% of Net Assets
Real Estate Management & Development	4.0%
Biotechnology	3.7%
Wireless Telecommunication Services	2.5%
Entertainment	2.2%
Health Care Equipment & Supplies	2.0%
Metals & Mining	1.8%
Electrical Equipment	1.2%
Machinery	0.8%
111.2%
Liabilities in excess of other assets	(11.2)%
100.0%

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Emerging Markets Equity Opportunities Fund
Class Name	Class C
Trading Symbol	PDECX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class C	$99	2.05%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.05%
Net Assets	$ 614,002,216
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 614,002,216
Number of fund holdings	40
Portfolio turnover rate for the period	67%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Banks	13.4%
Interactive Media & Services	12.5%
Affiliated Mutual Fund - Short-Term Investment (11.1% represents investments purchased with collateral from securities on loan)	11.9%
Semiconductors & Semiconductor Equipment	9.9%
Hotels, Restaurants & Leisure	8.7%
Automobiles	7.8%
Capital Markets	7.7%
Aerospace & Defense	5.7%
Broadline Retail	5.5%
Textiles, Apparel & Luxury Goods	5.0%
Technology Hardware, Storage & Peripherals	4.9%
Industry Classification	% of Net Assets
Real Estate Management & Development	4.0%
Biotechnology	3.7%
Wireless Telecommunication Services	2.5%
Entertainment	2.2%
Health Care Equipment & Supplies	2.0%
Metals & Mining	1.8%
Electrical Equipment	1.2%
Machinery	0.8%
111.2%
Liabilities in excess of other assets	(11.2)%
100.0%

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Emerging Markets Equity Opportunities Fund
Class Name	Class Z
Trading Symbol	PDEZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class Z	$51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 614,002,216
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 614,002,216
Number of fund holdings	40
Portfolio turnover rate for the period	67%

Holdings [Text Block]
WHAT
ARE
SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Banks	13.4%
Interactive Media & Services	12.5%
Affiliated Mutual Fund - Short-Term Investment (11.1% represents investments purchased with collateral from securities on loan)	11.9%
Semiconductors & Semiconductor Equipment	9.9%
Hotels, Restaurants & Leisure	8.7%
Automobiles	7.8%
Capital Markets	7.7%
Aerospace & Defense	5.7%
Broadline Retail	5.5%
Textiles, Apparel & Luxury Goods	5.0%
Technology Hardware, Storage & Peripherals	4.9%
Industry Classification	% of Net Assets
Real Estate Management & Development	4.0%
Biotechnology	3.7%
Wireless Telecommunication Services	2.5%
Entertainment	2.2%
Health Care Equipment & Supplies	2.0%
Metals & Mining	1.8%
Electrical Equipment	1.2%
Machinery	0.8%
111.2%
Liabilities in excess of other assets	(11.2)%
100.0%

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Emerging Markets Equity Opportunities Fund
Class Name	Class R6
Trading Symbol	PDEQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class R6	$48	0.98%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%
Net Assets	$ 614,002,216
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 614,002,216
Number of fund holdings	40
Portfolio turnover rate for the period	67%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Banks	13.4%
Interactive Media & Services	12.5%
Affiliated Mutual Fund - Short-Term Investment (11.1% represents investments purchased with collateral from securities on loan)	11.9%
Semiconductors & Semiconductor Equipment	9.9%
Hotels, Restaurants & Leisure	8.7%
Automobiles	7.8%
Capital Markets	7.7%
Aerospace & Defense	5.7%
Broadline Retail	5.5%
Textiles, Apparel & Luxury Goods	5.0%
Technology Hardware, Storage & Peripherals	4.9%
Industry Classification	% of Net Assets
Real Estate Management & Development	4.0%
Biotechnology	3.7%
Wireless Telecommunication Services	2.5%
Entertainment	2.2%
Health Care Equipment & Supplies	2.0%
Metals & Mining	1.8%
Electrical Equipment	1.2%
Machinery	0.8%
111.2%
Liabilities in excess of other assets	(11.2)%
100.0%

PGIM Jennison Global Infrastructure Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Infrastructure Fund
Class Name	Class A
Trading Symbol	PGJAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class A	$77	1.50%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%
Net Assets	$ 44,444,113
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 44,444,113
Number of fund holdings	52
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Electric Utilities	28.5%
Multi-Utilities	19.1%
Transportation Infrastructure	12.8%
Oil, Gas & Consumable Fuels	10.3%
Construction & Engineering	8.2%
Ground Transportation	6.7%
Specialized REITs	5.0%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	3.5%
Industry Classification	% of Net Assets
Water Utilities	3.0%
Gas Utilities	2.1%
Commercial Services & Supplies	2.0%
Independent Power & Renewable Electricity Producers	1.1%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

PGIM Jennison Global Infrastructure Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Infrastructure Fund
Class Name	Class C
Trading Symbol	PGJCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class C	$115	2.25%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.25%
Net Assets	$ 44,444,113
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 44,444,113
Number of fund holdings	52
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Electric Utilities	28.5%
Multi-Utilities	19.1%
Transportation Infrastructure	12.8%
Oil, Gas & Consumable Fuels	10.3%
Construction & Engineering	8.2%
Ground Transportation	6.7%
Specialized REITs	5.0%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	3.5%
Industry Classification	% of Net Assets
Water Utilities	3.0%
Gas Utilities	2.1%
Commercial Services & Supplies	2.0%
Independent Power & Renewable Electricity Producers	1.1%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

PGIM Jennison Global Infrastructure Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Infrastructure Fund
Class Name	Class Z
Trading Symbol	PGJZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class Z	$60	1.17%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
Net Assets	$ 44,444,113
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 44,444,113
Number of fund holdings	52
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Electric Utilities	28.5%
Multi-Utilities	19.1%
Transportation Infrastructure	12.8%
Oil, Gas & Consumable Fuels	10.3%
Construction & Engineering	8.2%
Ground Transportation	6.7%
Specialized REITs	5.0%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	3.5%
Industry Classification	% of Net Assets
Water Utilities	3.0%
Gas Utilities	2.1%
Commercial Services & Supplies	2.0%
Independent Power & Renewable Electricity Producers	1.1%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

PGIM Jennison Global Infrastructure Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	PGJQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class R6	$60	1.17%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
Net Assets	$ 44,444,113
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 44,444,113
Number of fund holdings	52
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Electric Utilities	28.5%
Multi-Utilities	19.1%
Transportation Infrastructure	12.8%
Oil, Gas & Consumable Fuels	10.3%
Construction & Engineering	8.2%
Ground Transportation	6.7%
Specialized REITs	5.0%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	3.5%
Industry Classification	% of Net Assets
Water Utilities	3.0%
Gas Utilities	2.1%
Commercial Services & Supplies	2.0%
Independent Power & Renewable Electricity Producers	1.1%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

PGIM Jennison Global Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class A
Trading Symbol	PRJAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class A	$52	1.08%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.08%
Net Assets	$ 6,073,928,485
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,073,928,485
Number of fund holdings	41
Portfolio turnover rate for the period	75%

Holdings [Text Block]
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	16.7%
Entertainment	12.0%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	9.0%
Textiles, Apparel & Luxury Goods	8.7%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	7.1%
Automobiles	6.7%
Broadline Retail	6.4%
Specialty Retail	5.5%
Interactive Media & Services	4.9%
Consumer Staples Distribution & Retail	3.0%
Industry Classification	% of Net Assets
Personal Care Products	3.0%
Biotechnology	2.7%
IT Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%
Hotels, Restaurants & Leisure	2.2%
Health Care Equipment & Supplies	1.5%
Banks	1.2%
Construction & Engineering	0.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

PGIM Jennison Global Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class C
Trading Symbol	PRJCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class C	$92	1.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.92%
Net Assets	$ 6,073,928,485
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,073,928,485
Number of fund holdings	41
Portfolio turnover rate for the period	75%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	16.7%
Entertainment	12.0%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	9.0%
Textiles, Apparel & Luxury Goods	8.7%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	7.1%
Automobiles	6.7%
Broadline Retail	6.4%
Specialty Retail	5.5%
Interactive Media & Services	4.9%
Consumer Staples Distribution & Retail	3.0%
Industry Classification	% of Net Assets
Personal Care Products	3.0%
Biotechnology	2.7%
IT Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%
Hotels, Restaurants & Leisure	2.2%
Health Care Equipment & Supplies	1.5%
Banks	1.2%
Construction & Engineering	0.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

PGIM Jennison Global Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class Z
Trading Symbol	PRJZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class Z	$45	0.93%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
Net Assets	$ 6,073,928,485
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,073,928,485
Number of fund holdings	41
Portfolio turnover rate for the period	75%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	16.7%
Entertainment	12.0%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	9.0%
Textiles, Apparel & Luxury Goods	8.7%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	7.1%
Automobiles	6.7%
Broadline Retail	6.4%
Specialty Retail	5.5%
Interactive Media & Services	4.9%
Consumer Staples Distribution & Retail	3.0%
Industry Classification	% of Net Assets
Personal Care Products	3.0%
Biotechnology	2.7%
IT Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%
Hotels, Restaurants & Leisure	2.2%
Health Care Equipment & Supplies	1.5%
Banks	1.2%
Construction & Engineering	0.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

PGIM Jennison Global Opportunities Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class R2
Trading Symbol	PRJBX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R2	$65	1.34%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.34%
Net Assets	$ 6,073,928,485
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,073,928,485
Number of fund holdings	41
Portfolio turnover rate for the period	75%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	16.7%
Entertainment	12.0%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	9.0%
Textiles, Apparel & Luxury Goods	8.7%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	7.1%
Automobiles	6.7%
Broadline Retail	6.4%
Specialty Retail	5.5%
Interactive Media & Services	4.9%
Consumer Staples Distribution & Retail	3.0%
Industry Classification	% of Net Assets
Personal Care Products	3.0%
Biotechnology	2.7%
IT Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%
Hotels, Restaurants & Leisure	2.2%
Health Care Equipment & Supplies	1.5%
Banks	1.2%
Construction & Engineering	0.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

PGIM Jennison Global Opportunities Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class R4
Trading Symbol	PRJDX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R4	$53	1.09%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.09%
Net Assets	$ 6,073,928,485
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,073,928,485
Number of fund holdings	41
Portfolio turnover rate for the period	75%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	16.7%
Entertainment	12.0%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	9.0%
Textiles, Apparel & Luxury Goods	8.7%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	7.1%
Automobiles	6.7%
Broadline Retail	6.4%
Specialty Retail	5.5%
Interactive Media & Services	4.9%
Consumer Staples Distribution & Retail	3.0%
Industry Classification	% of Net Assets
Personal Care Products	3.0%
Biotechnology	2.7%
IT Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%
Hotels, Restaurants & Leisure	2.2%
Health Care Equipment & Supplies	1.5%
Banks	1.2%
Construction & Engineering	0.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

PGIM Jennison Global Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class R6
Trading Symbol	PRJQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R6	$40	0.82%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
Net Assets	$ 6,073,928,485
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 6,073,928,485
Number of fund holdings	41
Portfolio turnover rate for the period	75%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	16.7%
Entertainment	12.0%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	9.0%
Textiles, Apparel & Luxury Goods	8.7%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	7.1%
Automobiles	6.7%
Broadline Retail	6.4%
Specialty Retail	5.5%
Interactive Media & Services	4.9%
Consumer Staples Distribution & Retail	3.0%
Industry Classification	% of Net Assets
Personal Care Products	3.0%
Biotechnology	2.7%
IT Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%
Hotels, Restaurants & Leisure	2.2%
Health Care Equipment & Supplies	1.5%
Banks	1.2%
Construction & Engineering	0.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

PGIM Jennison International Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class A
Trading Symbol	PWJAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class A	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Net Assets	$ 5,138,902,694
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

PGIM Jennison International Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class C
Trading Symbol	PWJCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class C	$95	1.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.91%
Net Assets	$ 5,138,902,694
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

PGIM Jennison International Opportunities Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class R
Trading Symbol	PWJRX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R	$72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
Net Assets	$ 5,138,902,694
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHAR
ACT
ERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

PGIM Jennison International Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class Z
Trading Symbol	PWJZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class Z	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 5,138,902,694
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

PGIM Jennison International Opportunities Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class R2
Trading Symbol	PWJBX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R2	$67	1.34%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%
Net Assets	$ 5,138,902,694
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

PGIM Jennison International Opportunities Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class R4
Trading Symbol	PWJDX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R4	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Net Assets	$ 5,138,902,694
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

PGIM Jennison International Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class R6
Trading Symbol	PWJQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R6	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 5,138,902,694
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

PGIM Quant Solutions International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Equity Fund
Class Name	Class A
Trading Symbol	PJRAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Quant Solutions International Equity Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class A	$72	1.39%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%
Net Assets	$ 244,231,824
Holdings Count | Holding	399
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 244,231,824
Number of fund holdings	399
Portfolio turnover rate for the period	59%

Holdings [Text Block]
WHAT ARE SOME CHARA
CTER
ISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	16.6%
Banks	15.2%
Pharmaceuticals	7.3%
Insurance	6.0%
Metals & Mining	5.0%
Semiconductors & Semiconductor Equipment	4.9%
Aerospace & Defense	3.5%
Oil, Gas & Consumable Fuels	3.2%
Unaffiliated Exchange-Traded Funds - Equity	2.9%
Automobiles	2.6%
Capital Markets	2.5%
Consumer Staples Distribution & Retail	2.4%
Diversified Telecommunication Services	2.4%
Specialty Retail	2.3%
Machinery	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Food Products	1.8%
IT Services	1.7%
Electric Utilities	1.6%
Entertainment	1.6%
Construction & Engineering	1.5%
Electrical Equipment	1.4%
Interactive Media & Services	1.4%
Industrial Conglomerates	1.3%
Broadline Retail	1.3%
Automobile Com po nents	1.2%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.2%
Tobacco	1.1%
Wireless Telecommunication Services	1.1%
Household Durables	1.1%
Multi-Utilities	1.1%
Hotels, Restaurants & Leisure	1.1%
Household Products	1.1%
U.S. Treasury Obligations	0.9%
Software	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Passenger Airlines	0.8%
Construction Materials	0.8%
Building Products	0.7%
Communications Equipment	0.7%
Marine Transportation	0.6%
Retail REITs	0.6%
Chemicals	0.6%
Commercial Services & Supplies	0.5%
Electronic Equipment, Instruments & Components	0.5%
Financial Services	0.5%
Others*	2.5%
114.8%
Liabilities in excess of other assets	(14.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS INTERNATIONAL EQUITY FUND - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Equity Fund
Class Name	Class C
Trading Symbol	PJRCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Quant Solutions International Equity Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class C	$139	2.69%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.69%
Net Assets	$ 244,231,824
Holdings Count | Holding	399
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 244,231,824
Number of fund holdings	399
Portfolio turnover rate for the period	59%

Holdings [Text Block]
WHAT ARE SOME CHA
RACTE
RISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	16.6%
Banks	15.2%
Pharmaceuticals	7.3%
Insurance	6.0%
Metals & Mining	5.0%
Semiconductors & Semiconductor Equipment	4.9%
Aerospace & Defense	3.5%
Oil, Gas & Consumable Fuels	3.2%
Unaffiliated Exchange-Traded Funds - Equity	2.9%
Automobiles	2.6%
Capital Markets	2.5%
Consumer Staples Distribution & Retail	2.4%
Diversified Telecommunication Services	2.4%
Specialty Retail	2.3%
Machinery	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Food Products	1.8%
IT Services	1.7%
Electric Utilities	1.6%
Entertainment	1.6%
Construction & Engineering	1.5%
Electrical Equipment	1.4%
Interactive Media & Services	1.4%
Industrial Conglomerates	1.3%
Broadline Retail	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.2%
Tobacco	1.1%
Wireless Telecommunication Services	1.1%
Household Durables	1.1%
Multi-Utilities	1.1%
Hotels, Restaurants & Leisure	1.1%
Household Products	1.1%
U.S. Treasury Obligations	0.9%
Software	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Passenger Airlines	0.8%
Construction Materials	0.8%
Building Products	0.7%
Communications Equipment	0.7%
Marine Transportation	0.6%
Retail REITs	0.6%
Chemicals	0.6%
Commercial Services & Supplies	0.5%
Electronic Equipment, Instruments & Components	0.5%
Financial Services	0.5%
Others*	2.5%
114.8%
Liabilities in excess of other assets	(14.8)%
100.0%

*	Consists of In dustr ies that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS INTERNATIONAL EQUITY FUND - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Equity Fund
Class Name	Class Z
Trading Symbol	PJIZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Quant Solutions International Equity Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class Z	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 244,231,824
Holdings Count | Holding	399
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 244,231,824
Number of fund holdings	399
Portfolio turnover rate for the period	59%

Holdings [Text Block]
WHAT ARE SOME CHA
RACT
ERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	16.6%
Banks	15.2%
Pharmaceuticals	7.3%
Insurance	6.0%
Metals & Mining	5.0%
Semiconductors & Semiconductor Equipment	4.9%
Aerospace & Defense	3.5%
Oil, Gas & Consumable Fuels	3.2%
Unaffiliated Exchange-Traded Funds - Equity	2.9%
Automobiles	2.6%
Capital Markets	2.5%
Consumer Staples Distribution & Retail	2.4%
Diversified Telecommunication Services	2.4%
Specialty Retail	2.3%
Machinery	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Food Products	1.8%
IT Services	1.7%
Electric Utilities	1.6%
Entertainment	1.6%
Construction & Engineering	1.5%
Electrical Equipment	1.4%
Interactive Media & Services	1.4%
Industrial Conglomerates	1.3%
Broadline Retail	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.2%
Tobacco	1.1%
Wireless Telecommunication Services	1.1%
Household Durables	1.1%
Multi-Utilities	1.1%
Hotels, Restaurants & Leisure	1.1%
Household Products	1.1%
U.S. Treasury Obligations	0.9%
Software	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Passenger Airlines	0.8%
Construction Materials	0.8%
Building Products	0.7%
Communications Equipment	0.7%
Marine Transportation	0.6%
Retail REITs	0.6%
Chemicals	0.6%
Commercial Services & Supplies	0.5%
Electronic Equipment, Instruments & Components	0.5%
Financial Services	0.5%
Others*	2.5%
114.8%
Liabilities in excess of other assets	(14.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS INTERNATIONAL EQUITY FUND - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Equity Fund
Class Name	Class R6
Trading Symbol	PJRQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions International Equity Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class R6	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Net Assets	$ 244,231,824
Holdings Count | Holding	399
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SO M E KEY FUND STATI ST ICS AS OF 4/30/2025?
Fund’s net assets	$ 244,231,824
Number of fund holdings	399
Portfolio turnover rate for the period	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	16.6%
Banks	15.2%
Pharmaceuticals	7.3%
Insurance	6.0%
Metals & Mining	5.0%
Semiconductors & Semiconductor Equipment	4.9%
Aerospace & Defense	3.5%
Oil, Gas & Consumable Fuels	3.2%
Unaffiliated Exchange-Traded Funds - Equity	2.9%
Automobiles	2.6%
Capital Markets	2.5%
Consumer Staples Distribution & Retail	2.4%
Diversified Telecommunication Services	2.4%
Specialty Retail	2.3%
Machinery	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Food Products	1.8%
IT Services	1.7%
Electric Utilities	1.6%
Entertainment	1.6%
Construction & Engineering	1.5%
Electrical Equipment	1.4%
Interactive Media & Services	1.4%
Industrial Conglomerates	1.3%
Broadline Retail	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.2%
Tobacco	1.1%
Wireless Telecommunication Services	1.1%
Household Durables	1.1%
Multi-Utilities	1.1%
Hotels, Restaurants & Leisure	1.1%
Household Products	1.1%
U.S. Treasury Obligations	0.9%
Software	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Passenger Airlines	0.8%
Construction Materials	0.8%
Building Products	0.7%
Communications Equipment	0.7%
Marine Transportation	0.6%
Retail REITs	0.6%
Chemicals	0.6%
Commercial Services & Supplies	0.5%
Electronic Equipment, Instruments & Components	0.5%
Financial Services	0.5%
Others*	2.5%
114.8%
Liabilities in excess of other assets	(14.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Emerging Markets Debt Hard Currency Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Hard Currency Fund
Class Name	Class A
Trading Symbol	PDHAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class A	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 215,127,715
Holdings Count | Holding	708
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE S OME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 215,127,715
Number of fund holdings	708
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE F
UN
D’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	2.2
AA	6.6
A	3.1
BBB	38.0
BB	24.5
B	16.5
CCC	4.9
C	1.1
D	0.3
Not Rated	0.4
Cash/Cash Equivalents	2.4
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Emerging Markets Debt Hard Currency Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Hard Currency Fund
Class Name	Class C
Trading Symbol	PDHCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class C	$90	1.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%
Net Assets	$ 215,127,715
Holdings Count | Holding	708
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND ST ATI STICS AS OF 4/30/2025?
Fund’s net assets	$ 215,127,715
Number of fund holdings	708
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARAC
TE
RISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	2.2
AA	6.6
A	3.1
BBB	38.0
BB	24.5
B	16.5
CCC	4.9
C	1.1
D	0.3
Not Rated	0.4
Cash/Cash Equivalents	2.4
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Emerging Markets Debt Hard Currency Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Hard Currency Fund
Class Name	Class Z
Trading Symbol	PDHVX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class Z	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 215,127,715
Holdings Count | Holding	708
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STA TIS TICS AS OF 4/30/2025?
Fund’s net assets	$ 215,127,715
Number of fund holdings	708
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARA
CTERI
STICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	2.2
AA	6.6
A	3.1
BBB	38.0
BB	24.5
B	16.5
CCC	4.9
C	1.1
D	0.3
Not Rated	0.4
Cash/Cash Equivalents	2.4
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Emerging Markets Debt Hard Currency Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Hard Currency Fund
Class Name	Class R6
Trading Symbol	PDHQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class R6	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 215,127,715
Holdings Count | Holding	708
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND ST ATIST ICS AS OF 4/30/2025?
Fund’s net assets	$ 215,127,715
Number of fund holdings	708
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARAC
TERIS
TICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	2.2
AA	6.6
A	3.1
BBB	38.0
BB	24.5
B	16.5
CCC	4.9
C	1.1
D	0.3
Not Rated	0.4
Cash/Cash Equivalents	2.4
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Emerging Markets Debt Local Currency Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Local Currency Fund
Class Name	Class A
Trading Symbol	EMDAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class A	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 35,896,198
Holdings Count | Holding	485
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 35,896,198
Number of fund holdings	485
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACT
ER
ISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	3.3
AA	4.5
A	24.0
BBB	39.5
BB	22.5
Not Rated	(0.4)
Cash/Cash Equivalents	6.6
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Emerging Markets Debt Local Currency Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Local Currency Fund
Class Name	Class C
Trading Symbol	EMDCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class C	$95	1.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.88%
Net Assets	$ 35,896,198
Holdings Count | Holding	485
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND S TATIS TICS AS OF 4/30/2025?
Fund’s net assets	$ 35,896,198
Number of fund holdings	485
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARA
CTE
RISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	3.3
AA	4.5
A	24.0
BBB	39.5
BB	22.5
Not Rated	(0.4)
Cash/Cash Equivalents	6.6
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Emerging Markets Debt Local Currency Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Local Currency Fund
Class Name	Class Z
Trading Symbol	EMDZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class Z	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 35,896,198
Holdings Count | Holding	485
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND ST ATIST ICS AS OF 4/30/2025?
Fund’s net assets	$ 35,896,198
Number of fund holdings	485
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACT
ERI
STICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	3.3
AA	4.5
A	24.0
BBB	39.5
BB	22.5
Not Rated	(0.4)
Cash/Cash Equivalents	6.6
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Emerging Markets Debt Local Currency Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Local Currency Fund
Class Name	Class R6
Trading Symbol	EMDQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class R6	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 35,896,198
Holdings Count | Holding	485
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND S TATISTI CS AS OF 4/30/2025?
Fund’s net assets	$ 35,896,198
Number of fund holdings	485
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERI
STI
CS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	3.3
AA	4.5
A	24.0
BBB	39.5
BB	22.5
Not Rated	(0.4)
Cash/Cash Equivalents	6.6
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.